Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Other Payables

	December 31, 2023	December 31, 2024
	NT$000	NT$000
Payable to equipment suppliers	1,196,181	1,506,821
Salaries and bonuses payable	994,651	1,048,883
Employees’ compensation payable	250,181	189,058
Pension payable	16,825	17,926
Directors’ remuneration payable	6,255	4,662
Interest payable	9,625	10,212
Other expense payable	1,005,327	1,136,042
	3,479,045	3,913,604